Taxes (Details 2) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Current liabilities	$ 412	$ 353
Non-current liabilities	971	1,007
REFIS liabilities	$ 1,383	$ 1,360
SELIC rate (in percentage)	15.00%	12.25%